Schedule III - Schedule of Real Estate	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Schedule of Real Estate
Schedule III - Schedule of Real Estate
The following is a summary of the Company’s investment properties as of December 31, 2024 prepared in accordance with Rule 12-28 of Regulation S-X:
LOGISTIC PROPERTIES OF THE AMERICAS
SCHEDULE III - SCHEDULE OF REAL ESTATE
AS OF DECEMBER 31, 2024
(in U.S. Dollars except for number of buildings and date)

Description	Number of buildings	Encumbrances (a)	Land (b)		Building & Improvements (c)	Costs Capitalized Subsequent to Acquisition	Land	Building & Improvements	Total	Fair Value Adjustments (e)	Cumulative Foreign Currency Translation Effect	Fair Value at the End of the Year (e)		Date of Construction/ Acquisition (f)
Land Bank

Colombia
Latam Logistic Park Calle 80	4	$2,363,140	$14,114,943		$12,506,318	$—	$14,114,943	$12,506,318	$26,621,261	$7,733,293	$(10,503,224)	$23,851,330		N/A
Peru
Latam Parque Logistico Callao (h)	3	—	5,986,741	(d)	873,011	—	5,986,741	873,011	6,859,752	9,831,267	—	16,691,019	(i)	N/A
Total of Land Bank	7	$2,363,140	$20,101,684		$13,379,329	$—	$20,101,684	$13,379,329	$33,481,013	$17,564,560	$(10,503,224)	$40,542,349

Properties Under Development

Peru
Latam Parque Logistico Callao (h)	2	—	6,764,111	(d)	15,327,949	—	6,764,111	15,327,949	22,092,060	(293,890)	—	21,798,170	(i)	N/A
Total of Properties Under Development	2	$—	$6,764,111		$15,327,949	$—	$6,764,111	$15,327,949	$22,092,060	$(293,890)	$—	$21,798,170

Operating Properties

Colombia
Latam Logistic Park Calle 80	5	36,764,447	11,555,745		67,473,139	776,729	11,555,745	68,249,868	79,805,613	50,597,743	(21,337,483)	109,065,873		2019-2023
Peru
Latam Logistic Park Lima Sur (g)	6	57,047,644	29,000,207		55,043,997	3,045,255	29,000,207	58,089,252	87,089,459	35,928,053	—	123,017,512		2019-2024
Costa Rica
Latam Logistic Park Coyol 1	5	58,596,302	19,500,336		42,764,576	1,311,519	19,500,336	44,076,095	63,576,431	24,065,552	—	87,641,983		2016-2020
Latam Logistic Park Coyol 2	1	17,948,614	7,292,476		12,332,799	188,297	7,292,476	12,521,096	19,813,572	9,980,428	—	29,794,000		2019
Latam Bodegas Atenas	1	2,536,080	1,658,000		1,942,000	—	1,658,000	1,942,000	3,600,000	1,111,000	—	4,711,000		2019
Latam Bodegas San Joaquin	2	5,615,615	2,621,468		2,778,532	2,571,440	2,621,468	5,349,972	7,971,440	1,618,560	—	9,590,000		2019
Latam Bodegas Aurora	2	5,921,807	3,399,610		2,401,986	661,455	3,399,610	3,063,441	6,463,051	567,949	—	7,031,000		2019
San Rafael Industrial Park	1	7,663,083	5,777,658		5,222,342	—	5,777,658	5,222,342	11,000,000	2,692,000	—	13,692,000		2019
Latam Logistic Park Coyol 3	1	6,733,530	1,354,320		6,169,680	—	1,354,320	6,169,680	7,524,000	2,141,878	—	9,665,878		2020
Latam Logistic Park Coyol 4	1	6,806,493	2,849,259		7,547,831	597,984	2,849,259	8,145,815	10,995,074	293,926	—	11,289,000		2021
Latam Logistic Park San José – Verbena	5	59,219,937	19,564,804		42,627,886	267,542	19,564,804	42,895,428	62,460,232	24,219,867	—	86,680,099		2022-2024
Total of Operating Properties	30	$264,853,552	$104,573,883		$246,304,768	$9,420,221	$104,573,883	$255,724,989	$360,298,872	$153,216,956	$(21,337,483)	$492,178,345

GRAND TOTAL	39	$267,216,692	$131,439,678		$275,012,046	$9,420,221	$131,439,678	$284,432,267	$415,871,945	$170,487,626	$(31,840,707)	$554,518,864
(a)Encumbrances include mortgage loans for constructions and other financing arrangements guaranteed by the respective properties.
The following table reconciles encumbrances per Schedule III to the consolidated statement of financial position as of December 31, 2024:

Total encumbrances per Schedule III	$267,216,692
Accrued financing costs and debt issuance costs, net	(1,330,893)
Long term debt - current portion and long term debt as of December 31, 2024	$265,885,799
(b)Land information includes land that is owned and leased.
(c)Amounts in building and improvements include building improvements costs, acquisition costs, and land improvements costs.
(d)The land in Latam Parque Logistico Callao is leased by the Company. The amount includes the right-of-use asset associated with the land lease. Refer to more details in Note 15 in the Company's consolidated financial statements as of and for the year ended December 31, 2024.
(e)The Company uses an external appraiser to determine the fair value of each of its investment properties. The independent appraiser holds a recognized and relevant professional qualification and has recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13. See Note 13 of the consolidated financial statements as of and for the year ended December 31, 2024 for more details.
(f)Date of construction or acquisition represents the date the Company stabilizes the building or acquires the building.
(g)As of December 31, 2023, Lima Sur I Logistic Park Building 400, located in Peru, was in a mixed phase, with some areas in operational stage and others still under development. Consequently, the Company classified the building as being in both stages. By December 31, 2024, the entire building had transitioned to the operational phase, and thus, was considered as a single, fully operational building.
(h)As of December 31, 2024, Parque Logistico Callao Building 300, located in Peru, was in a mixed phase, with some areas in development stage and others in land bank. Consequently, the Company included this building in both stages.
(i)As of December 31, 2024, the Company added back lease liabilities of $13,309,189 into the carrying value of the investment properties held as right-of-use assets in Peru. Refer to Note 13 of the consolidated financial statements as of and for the year ended December 31, 2024 for more details